LONG-TERM INVESTMENTS - Cost-method investments (Details) ¥ in Thousands, $ in Millions	1 Months Ended
	Nov. 30, 2017 CNY (¥) shares	May 31, 2017 shares	Jan. 31, 2017 USD ($) shares	Sep. 30, 2015 CNY (¥) shares	Dec. 31, 2017	Sep. 30, 2017 CNY (¥)	Dec. 31, 2016	Nov. 30, 2014 CNY (¥)
BJ GOOAGOO
Cost-method investments
Percentage of equity interest acquired								8.00%
Consideration for purchase of investments								¥ 10,289
GOOAGOO
Cost-method investments
Percentage of equity interest hold in cost method investment					19.00%		19.00%
GOOAGOO | Series A preferred shares
Cost-method investments
Shares purchased (in shares) | shares				45,000,000
Consideration for purchase of investments				¥ 45,000
GOOAGOO | Convertible notes
Cost-method investments
Consideration for purchase of investments				¥ 4,650
Mobike
Cost-method investments
Recognized gain	¥ 53
Number of shares sold | shares	55,015
Mobike | Maximum
Cost-method investments
Percentage of equity interest hold in cost method investment					1.00%
Mobike | Preferred shares
Cost-method investments
Shares purchased (in shares) | shares			1,316,205
Consideration for purchase of investments | $			$ 5.0
Convertible notes converted (in shares) | shares		648,559
Mobike | Convertible notes
Cost-method investments
Consideration for purchase of investments | $			$ 5.0
Interest rate			800.00%
OYO
Cost-method investments
Percentage of equity interest acquired						1.00%
Consideration for purchase of investments						¥ 66,467